Post-employment benefits - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	(6.00%)	(6.20%)
Impact on defined benefit obligation %, Decrease in assumption	6.50%	6.70%
Discount rate | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	(7.20%)	(7.30%)
Impact on defined benefit obligation %, Decrease in assumption	7.80%	7.90%
Discount rate | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	(4.20%)	(4.10%)
Impact on defined benefit obligation %, Decrease in assumption	4.60%	4.40%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	0.80%	0.50%
Impact on defined benefit obligation %, Decrease in assumption	(0.80%)	(0.50%)
Rate of compensation increase | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	2.10%	1.60%
Impact on defined benefit obligation %, Decrease in assumption	(2.00%)	(1.40%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	4.00%	4.10%
Impact on defined benefit obligation %, Decrease in assumption	(3.60%)	(4.00%)
Rate of price inflation | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	5.60%	4.60%
Impact on defined benefit obligation %, Decrease in assumption	(5.00%)	(4.50%)
Rate of price inflation | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	1.50%	3.20%
Impact on defined benefit obligation %, Decrease in assumption	(1.40%)	(3.00%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year	1 year
Change in assumption, period	1 year	1 year
Impact on defined benefit obligation %, Increase in assumption	2.20%	2.10%
Impact on defined benefit obligation %, Decrease in assumption	(2.20%)	(2.20%)
Mortality rates | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	2.60%	2.30%
Impact on defined benefit obligation %, Decrease in assumption	(2.60%)	(2.50%)
Mortality rates | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	1.60%	1.70%
Impact on defined benefit obligation %, Decrease in assumption	(1.60%)	(1.80%)